SCHEDULE OF ALLOWANCE FOR CREDIT LOSS OF PROMISSORY NOTES (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Promissory Notes Receivables
Balance at April 1,
Allowance for expected credit losses	47,123	6,041
Exchange translation difference
Balance at April 1,	$ 47,123	$ 6,041